Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities Current [Abstract]
Interest costs and related debt fees	$ 99,000	$ 7,950	$ 994
Accrued natural gas purchases	86,000	132,148	91,910
Liquefaction Project costs	38,000	192,215	46,964
Other	21,000	37,667	22,337
Total accrued liabilities	$ 244,000	$ 369,980	$ 162,205